NON-CURRENT ASSETS HELD FOR SALE	9 Months Ended
Sep. 30, 2024
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [abstract]
NON-CURRENT ASSETS HELD FOR SALE

NOTE 13. NON-CURRENT ASSETS HELD FOR SALE
The Group has classified the following assets as Assets Held for Sale and Discontinued Operations:

Item	09.30.24	12.31.23
Real Property	19,114	151,024
Total	19,114	151,024